Summarised financial information of subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2019
Summarised financial information of subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non-controlling interests

34          Summarised financial information of subsidiaries with material non‑controlling interests

Set out below are the summarised financial information for each subsidiary that has non‑controlling interests that are material to the Group.

As at 31 December 2017, 2018 and 2019, the non‑controlling interests attributable to these entities accounted for 77%,  70% and 88% of the total non‑controlling interests for the respective year end.

Summarised balance sheets

	Huizhou Pengai			Shanghai Pengai			Chongqing Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
—Assets	19,210	17,166	17,897	11,368	12,092	17,168	9,117	10,699	6,891
—Liabilities	(4,833)	(2,988)	(4,432)	(3,176)	(2,936)	(14,387)	(33,347)	(33,867)	(31,609)
Total current net assets/(liabilities)	14,377	14,178	13,465	8,192	9,156	2,781	(24,230)	(23,168)	(24,718)
Non‑current
—Assets	2,176	2,124	2,429	2,456	3,108	3,656	33,188	30,928	51,114
—Liabilities	—	—	—	—	—	—	—	—	(18,743)
Total non‑current net assets	2,176	2,124	2,429	2,456	3,108	3,656	33,188	30,928	32,371
Net assets	16,553	16,302	15,894	10,648	12,264	6,437	8,958	7,760	7,653

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
—Assets	8,441	5,656	4,183	13,192	7,081	5,060	9,908	9,180	2,226
—Liabilities	(3,566)	(2,419)	(6,267)	(856)	(12,776)	(9,250)	(2,053)	(3,893)	(12,738)
Total current net assets/(liabilities)	4,875	3,237	(2,084)	12,336	(5,695)	(4,190)	7,855	5,287	(10,512)
Non‑current
—Assets	3,905	5,515	11,803	137	17,578	27,838	1,349	4,563	25,174
—Liabilities	—	—	(5,689)	—	—	(2,262)	—	—	(6,458)
Total non‑current net assets	3,905	5,515	6,114	137	17,578	25,576	1,349	4,563	18,716
Net assets	8,780	8,752	4,030	12,473	11,883	21,386	9,204	9,850	8,204

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	n/a	n/a	17,627	n/a	n/a	2,125	7,075	6,243	4,426
- Liabilities	n/a	n/a	(20,648)	n/a	n/a	(21,540)	(980)	(794)	(1,305)
Total current net assets/(liabilities)	n/a	n/a	(3,021)	n/a	n/a	(19,415)	6,095	5,449	3,121
Non-current
- Assets	n/a	n/a	9,153	n/a	n/a	33,742	854	1,014	893
- Liabilities	n/a	n/a	—	n/a	n/a	(16,256)	—	—	—
Total non-current net assets	n/a	n/a	9,153	n/a	n/a	17,486	854	1,014	893
Net assets/(liabilities)	n/a	n/a	6,132	n/a	n/a	(1,929)	6,949	6,463	4,014

	Yantai Pengai Jiayan			Ninghai Pengai
	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	n/a	5,443	13,614	n/a	n/a	1,696
- Liabilities	n/a	(14,501)	(23,564)	n/a	n/a	(1,060)
Total current net (liabilities)/assets	n/a	(9,058)	(9,950)	n/a	n/a	636
Non-current
- Assets	n/a	18,473	38,441	n/a	n/a	3,856
- Liabilities	n/a	—	(18,299)	n/a	n/a	(424)
Total non-current net assets	n/a	18,473	20,142	n/a	n/a	3,432
Net assets	n/a	9,415	10,192	n/a	n/a	4,068

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai			Chongqing Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	36,517	33,996	35,184	43,565	38,685	33,834	34,750	37,167	53,701
Profit/(loss) before income tax	9,195	7,299	5,170	4,748	4,073	689	(8,224)	(1,424)	(317)
Income tax (expense)/credit	(1,749)	(1,796)	(1,293)	(465)	(994)	(172)	2,056	226	79
Profit/(loss) and total comprehensive income/(loss) for the year	7,446	5,503	3,878	4,283	3,079	517	(6,168)	(1,198)	(238)
Total comprehensive income/(loss) allocated to non‑controlling interests	3,059	2,174	1,338	926	527	77	(1,850)	(257)	—
Dividend paid to non‑controlling interests	2,378	—	1,478	—	—	1,463	—	—	—

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	2,532	32,866	23,766	2,885	34,599	33,057	21,300	24,165	25,458
Profit/(loss) before income tax	1,542	27	(4,722)	630	(774)	8,678	4,362	4,806	2,001
Income tax (expense)/credit	(1,435)	(56)	—	(158)	206	803	(1,036)	(1,209)	(500)
Profit/(loss) and total comprehensive income/(loss) for the year	107	(29)	(4,722)	472	(568)	9,481	3,326	3,597	1,501
Total comprehensive income/(loss) allocated to non‑controlling interests	—	(9)	(1,515)	—	(32)	1,043	436	468	195
Dividend paid to non‑controlling interests	—	—	—	—	—	—	—	—	407

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	n/a	n/a	20,809	n/a	n/a	33,057	8,767	6,332	2,198
Profit/(loss) before income tax	n/a	n/a	4,897	n/a	n/a	8,678	1,164	(650)	(2,449)
Income tax (expense)/credit	n/a	n/a	(1,224)	n/a	n/a	803	(356)	164	—
Profit/(loss) and total comprehensive income/(loss) for the year	n/a	n/a	3,673	n/a	n/a	9,481	808	(487)	(2,449)
Total comprehensive income/(loss) allocated to non-controlling interests	n/a	n/a	1,469	n/a	n/a	1,043	242	(146)	(898)
Dividend paid to non-controlling interests	n/a	n/a	—	n/a	n/a	—	309	—	—

	Yantai Pengai Jiayan			Ninghai Pengai
	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	n/a	—	32,668	n/a	n/a	5,211
Profit/(loss) before income tax	n/a	(779)	1,036	n/a	n/a	1,182
Income tax (expense)/credit	n/a	195	(259)	n/a	n/a	(113)
Profit/(loss) and total comprehensive income/(loss) for the year	n/a	(584)	777	n/a	n/a	1,069
Total comprehensive income/(loss) allocated to non-controlling interests	n/a	(175)	85	n/a	n/a	524
Dividend paid to non-controlling interests	n/a	—	—	n/a	n/a	—

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai			Chongqing Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	4,117	8,557	5,488	3,217	1,083	11,170	717	1,695	3,280
Income tax paid	(891)	(2,801)	(715)	(869)	(1,764)	(436)	—	(48)	(349)
Net cash generated from operating activities	3,226	5,756	4,773	2,348	(681)	10,734	717	1,647	2,931
Net cash used in investing activities	(144)	(5,986)	(708)	(400)	(2,124)	(833)	(2,524)	(909)	(4,487)
Net cash generated from financing activities	(2,378)	—	(4,285)	—	—	—	—	—	—
Net increase in cash and cash equivalents	704	(230)	(220)	1,948	(2,805)	9,901	(1,807)	738	(1,556)
Cash and cash equivalents at beginning of the year	173	877	647	1,590	3,538	733	3,002	1,195	1,933
Cash and cash equivalents at end of the year	877	647	427	3,538	733	10,634	1,195	1,933	377

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	7,949	3,363	(1,279)	(11,863)	19,570	4,417	3,694	5,662	14,810
Income tax paid	(952)	(1,380)	(347)	—	(191)	—	(1,048)	(976)	(492)
Net cash generated from/(used in) operating activities	6,997	1,983	(1,626)	(11,863)	19,379	4,417	2,646	4,686	14,318
Net cash used in investing activities	(2,346)	(2,007)	(245)	11,863	(18,853)	(4,756)	(1,866)	(5,962)	(14,437)
Net cash (used in)/generated from financing activities	(2,359)	—	—	—	—	—	—	—	(423)
Net increase/ (decrease) in cash and cash equivalents	2,292	(24)	(1,871)	—	526	(339)	780	(1,276)	(542)
Cash and cash equivalents at beginning of the year	99	2,391	2,367	—	—	526	1,114	1,894	618
Cash and cash equivalents at end of the year	2,391	2,367	496	—	526	187	1,894	618	76

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	n/a	n/a	3,815	n/a	n/a	3,545	1,938	567	(221)
Income tax paid	n/a	n/a	(1)	n/a	n/a	—	(450)	(456)	134
Net cash generated from/(used in) operating activities	n/a	n/a	(3,814)	n/a	n/a	3,545	1,488	111	(87)
Net cash used in investing activities	n/a	n/a	(3,776)	n/a	n/a	(4,266)	(214)	(7)	(1)
Net cash (used in)/generated from financing activities	n/a	n/a	600	n/a	n/a	—	(1,470)	—	—
Net increase/ (decrease) in cash and cash equivalents	n/a	n/a	638	n/a	n/a	(721)	(196)	105	(88)
Cash and cash equivalents at beginning of the year	n/a	n/a	187	n/a	n/a	867	202	5	110
Cash and cash equivalents at end of the year	n/a	n/a	825	n/a	n/a	147	5	110	22

	Yantai Pengai Jiayan			Ninghai Pengai
	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	n/a	7,072	4,278	n/a	n/a	1,352
Income tax paid	n/a	—	(35)	n/a	n/a	—
Net cash generated from/(used in) operating activities	n/a	7,072	4,243	n/a	n/a	1,352
Net cash used in investing activities	n/a	(16,690)	(3,161)	n/a	n/a	(3,479)
Net cash (used in)/generated from financing activities	n/a	10,000	—	n/a	n/a	3,000
Net increase/ (decrease) in cash and cash equivalents	n/a	382	1,082	n/a	n/a	873
Cash and cash equivalents at beginning of the year	n/a	—	382	n/a	n/a	—
Cash and cash equivalents at end of the year	n/a	382	1,464	n/a	n/a	873